TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of current trade receivables

	2023	2022

Trade receivables	6,225.8	5,737.5
Bad debt provision	(721.0)	(679.1)
Net, trade receivables	5,504.8	5,058.4
Related parties (Note 30)	236.7	290.7
Total current trade receivables	5,741.5	5,349.1

Schedule of maturity trade receivable

	2023			2022
	Trade receivables	Bad debt provision	Trade receivables, net	Trade receivables	Bad debt provision	Trade receivables, net
No past due	5,129.5	-	5,129.5	4,573.0	-	4,573.0
Past due – within 30 days	283.4	-	283.4	343.8	-	343.8
Past due – between 31 - 60 days	66.3	-	66.3	100.5	(0.3)	100.2
Past due – between 61 - 90 days	33.2	(7.7)	25.5	49.4	(10.8)	38.6
Past due – between 91 - 180 days	6.5	(6.4)	0.1	19.3	(16.5)	2.8
Past due – between 181 - 360 days	46.6	(46.6)	-	40.2	(40.2)	-
Past due over 360 days	660.3	(660.3)	-	611.3	(611.3)	-
Net carrying amount as of December 31,	6,225.8	(721.0)	5,504.8	5,737.5	(679.1)	5,058.4

Schedule of estimated loss for doubtful debts

	2023	2022
Beginning balance	(679.1)	(668.3)
Effects of movements in foreign exchange in the balance sheet	12.3	14.0
Additions	(103.6)	(47.0)
Reversals	8.3	1.7
Write-off	41.1	20.5
Final balance	(721.0)	(679.1)